DISTRIBUTION OF INCOME (Tables)	12 Months Ended
Dec. 31, 2012
Distribution Of Income [Abstract]
Schedule of appropriations to reserves
	2012	2012	2011	2010
(In thousands)	US$	RMB	RMB	RMB
Statutory reserve fund	-	-	16,214	37,656
Enterprise expansion fund	-	-	-	-
Staff welfare and bonus fund	-	-	-	-
Dividends	-	-	-	-
	-	-	16,214	37,656